 T-REX 2X Long NFLX Daily Target ETF (NFLU)

T-REX 2X Inverse NFLX Daily Target ETF (NFLD)

(each, a “Fund” and collectively, the “Funds”)

Each a series of

ETF Opportunities Trust

Supplement dated August 20, 2025
to the Prospectus
dated September 23, 2024, as amended October 11, 2024 and January 28, 2025 as supplemented from time to time

The changes described below are being made to the Prospectus.

FUND SUMMARY – T-REX 2X LONG NFLX DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of NFLX on a daily basis.

FUND SUMMARY – T-REX 2X INVERSE NFLX DAILY TARGET ETF

Effective immediately, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NFLX on a daily basis.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long NFLX Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of NFLX on a daily basis.

Effective immediately, delete the first sentence under the heading T-REX 2X Inverse NFLX Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NFLX on a daily basis.

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For more information regarding this supplement please call 1-833-759-6110.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.